Current Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Bank borrowings - secured	$ 599,906	$ 427,618
Bank borrowings - unsecured	1,718,590	1,260,765
Current installments of long-term bank borrowings	72,831	343,640
Short-term borrowings and current installments of long-term borrowings	$ 2,391,327	$ 2,032,023